Research and development expenses (Tables)	9 Months Ended
Sep. 30, 2021
Research and development expenses
Schedule of research and development expense

	Three months ended		Nine months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Labor	$4,035,735	$1,103,139	$9,740,490	$2,904,113
Materials	1,254,717	438,311	1,906,467	1,158,575
	$5,290,452	$1,541,450	$11,646,957	$4,062,688